Commitments and Contingencies - Additional Information - ALP (Detail) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Mar. 14, 2014	Oct. 31, 2014	Mar. 31, 2014	Dec. 31, 2014 Vessel	Dec. 31, 2013
Loss Contingencies [Line Items]
Payments made towards commitment				$ 30,211,000	$ 31,675,000
ALP Maritime Services B.V. [Member]
Loss Contingencies [Line Items]
Percentage of shares acquired	100.00%		100.00%
Number of vessels				6
Expected cost of newbuildings	258,000,000		258,000,000
Payments made towards commitment				59,700,000
Payments due in the year 2015				77,900,000
Payments due in the year 2016				120,800,000
Business acquisition, purchase price		$ 220,000,000
ALP Maritime Services B.V. [Member] | Delivery in Early 2015 [Member]
Loss Contingencies [Line Items]
Number of vessels				3
ALP Maritime Services B.V. [Member] | Delivery in Second Quarter of 2015 [Member]
Loss Contingencies [Line Items]
Number of vessels				3
ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels	4		4